Derivative Financial Instruments (Effect Of Derivative Instruments On Consolidated Statements Of Operations) (Detail) (Derivatives Not Designated As Hedging Instruments [Member], Foreign Exchange Contract [Member], Other Income (Expense) [Member], JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Contract [Member] | Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	¥ 630	¥ 223	¥ 361